Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares
Statement of Financial Position [Abstract]
Trade receivables, allowances | $	$ 9,746		$ 9,243
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized (in Shares)	200,000,000		200,000,000
Ordinary shares, shares issued (in Shares)	51,922,979		51,036,338
Ordinary shares, shares outstanding (in Shares)	45,063,793		46,051,461
Treasury shares at cost (in Shares)	6,859,186		4,984,877